Financial Assets and Liabilities at Fair Value through Profit or Loss - Outstanding Forward Exchange Contracts for which Hedge Accounting Treatment is not Applied (Detail)
€ in Millions, ¥ in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions
12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 JPY (¥)	Dec. 31, 2016 CNY (¥)
Sell NT$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2017-01
Sell NT$/Buy EUR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-01
Sell NT$/Buy EUR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-02
Sell NT$/Buy EUR [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 6,002.8	$ 5,393.3
Sell NT$/Buy EUR [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €				€ 169.0					€ 159.4
Sell NT$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-02	2017-01
Sell NT$/Buy JPY [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 996.3	$ 7,314.8
Sell NT$/Buy JPY [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 3,800.0					¥ 26,501.8
Sell US$/Buy EUR [Member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2017-01
Sell US$/Buy EUR [Member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $								$ 4.2
Sell US$/Buy EUR [Member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €									€ 4.0
Sell US$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-01	2017-01
Sell US$/Buy JPY [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			$ 2.2					0.4
Sell US$/Buy JPY [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					246.7					¥ 50.0
Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-01	2017-01
Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-02	2017-02
Sell US$/Buy NT$ [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			1,661.5					439.0
Sell US$/Buy NT$ [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $	$ 49,673.3	$ 14,138.2
Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-01
Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2017-01
Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date		2017-06
Sell US$/Buy RMB [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | $			$ 558.0					$ 421.8
Sell US$/Buy RMB [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥						¥ 3,679.6					¥ 2,908.4
Sell RMB/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-01
Sell RMB/Buy EUR [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥						39.0
Sell RMB/Buy EUR [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | €				€ 5.0
Sell RMB/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-01
Sell RMB/Buy JPY [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥						409.7
Sell RMB/Buy JPY [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥					¥ 7,062.5
Sell RMB/Buy GBP [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Date	2018-01
Sell RMB/Buy GBP [member] | Sell [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | ¥						¥ 3.6
Sell RMB/Buy GBP [member] | Buy [member]
Disclosure of detailed information about financial instruments [line items]
Contract Amount | £							£ 0.4